Acquisitions - Pro Forma Statement (Details) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Acquisition Details
Cost of sales			$ 465,400
Inventory obsolescence	$ 28,837	$ 93,110	25,145	$ 165,271
Gross loss			(41,860)
Operating expenses			4,577,323
Loss from operations			(4,619,183)
Other expenses			535,142
Loss before income tax provision			(5,154,325)
Income tax provision
Net loss			$ (5,154,325)
Net Income (Loss) per Common Share - Basic and Diluted	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.01)
Weighted Average Shares Outstanding	629,289,895	855,469,994	1,605,719,345	813,528,472